Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment

Note 12.      Property, plant and equipment

Property, plant and equipment, net consisted of the following.

	As at December 31,	As at December 31,
USD'000	2024	2023
Machinery & equipment	13,769	13,275
Office equipment and furniture	2,321	2,321
Computer equipment and licences	817	710
Total property, plant and equipment, gross	16,907	16,306

Accumulated depreciation for:
Machinery & equipment	(10,733)	(10,241)
Office equipment and furniture	(2,320)	(2,279)
Computer equipment and licences	(653)	(556)
Total accumulated depreciation	(13,706)	(13,076)
Total property, plant and equipment, net	3,201	3,230
Depreciation charge for the year	630	569

In the years ended December 31, 2024 and 2023, SEALSQ Corp did not identify any events or changes in circumstances indicating that the carrying amount of any asset may not be recoverable. As a result, the Group did not record any impairment charge on property, plant and equipment in the years ended December 31, 2024 and 2023.

The useful economic life of property plant and equipment is as follows:

•	Production tools	8 to 10 years
•	Office equipment and furniture:	2 to 5 years
•	Production masks	5 years
•	Probe cards	5 years
•	Licenses	3 years
•	Software	1 year